Property, plant and equipment - Unproved mineral interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 60,302	€ 63,158
Additions	8,049	8,778
Currency translation differences	1,044	2,098
Property, plant and equipment - end of the year	62,192	60,302
Unproved mineral interest
Property, plant and equipment
Property, plant and equipment - beginning of the year	2,478	2,390
Additions	256	592
Net (impairments) reversals	(495)	(505)
Reclassification to proved mineral interest	(129)	(110)
Currency translation differences	52
Other changes and currency translation differences		111
Property, plant and equipment - end of the year	2,162	2,478
Unproved mineral interest | Congo
Property, plant and equipment
Property, plant and equipment - beginning of the year	769	1,162
Additions		26
Net (impairments) reversals	(533)	(429)
Reclassification to proved mineral interest		(32)
Currency translation differences	17
Other changes and currency translation differences		42
Property, plant and equipment - end of the year	253	769
Unproved mineral interest | Nigeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	921	825
Additions		56
Currency translation differences	18
Other changes and currency translation differences		40
Property, plant and equipment - end of the year	939	921
Unproved mineral interest | Turkmenistan
Property, plant and equipment
Property, plant and equipment - beginning of the year	77	192
Net (impairments) reversals	65	(76)
Reclassification to proved mineral interest	(4)	(44)
Currency translation differences	1
Other changes and currency translation differences		5
Property, plant and equipment - end of the year	139	77
Unproved mineral interest | USA
Property, plant and equipment
Property, plant and equipment - beginning of the year	103	99
Additions	97
Net (impairments) reversals	(27)
Reclassification to proved mineral interest	(14)
Currency translation differences	3
Other changes and currency translation differences		4
Property, plant and equipment - end of the year	162	103
Unproved mineral interest | Algeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	77	105
Additions	135
Reclassification to proved mineral interest	(99)	(32)
Currency translation differences	2
Other changes and currency translation differences		4
Property, plant and equipment - end of the year	115	77
Unproved mineral interest | Egypt
Property, plant and equipment
Property, plant and equipment - beginning of the year	29	7
Additions	1	23
Reclassification to proved mineral interest	(12)	(2)
Currency translation differences	1
Other changes and currency translation differences		1
Property, plant and equipment - end of the year	19	29
Unproved mineral interest | United Arab Emirates
Property, plant and equipment
Property, plant and equipment - beginning of the year	502
Additions	23	487
Currency translation differences	10
Other changes and currency translation differences		15
Property, plant and equipment - end of the year	€ 535	€ 502